Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from continuing operations	$ (6,594,442)	$ (1,807,231)	$ (211,378)
Loss from discontinued operations		(11,798)	(21,246)
Share-based compensation	861,551
Depreciation and amortization	97,263	94,599	76,022
Write off accounts receivable		5,321
Write off inventories		369	1,713
Expected credit loss allowance		204,000	57,000
Inventories		8,778	65,386
Accounts receivable	(213,639)	479,236	(295,850)
Deposits, prepayments and other receivables	(1,812,753)	(1,130,984)	(75,220)
Deposit paid for acquisition of intangible assets	115,601	(114,938)
Receipt in advance	80,272	9,748	(663,709)
Accounts payable	801,005	(247,422)	47,352
Accruals and other payables	(515,308)	557,662	(303,978)
Operating lease liabilities	(66,446)	(66,683)	(50,568)
Net cash used in operating activities – continuing operations	(7,246,896)	(2,019,343)	(1,374,476)
Net cash (used in) provided by operating activities – discontinued operations		(27,614)	5,510
Net cash used in operating activities	(7,246,896)	(2,046,957)	(1,368,966)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(2,810)		(40,586)
Proceeds from disposal of subsidiaries		2,174,025
Net cash (used in) provided by investing activities	(2,810)	2,174,025	(40,586)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans		383,127	601,479
Repayment of short-term bank loans	(40,368)
Proceeds from other borrowings		629,109
Net proceeds from IPO offering	8,047,695
Promissory notes payable		(1,584,735)	115,483
Loan from a shareholder		71,716	71,716
Proceeds from allotment of ordinary shares		500,000
Repayments (to) from related parties	(350,288)	(379,093)	27,835
Advances from related parties	5,455		668,287
Net cash provided by (used in) financing activities – continuing operations	7,662,494	(379,876)	1,484,800
Net cash provided by (used in) financing activities – discontinued operations		6,993	(15,403)
Net cash provided by (used in) financing activities	7,662,494	(372,883)	1,469,397
Net increase (decrease) in cash and cash equivalents	412,788	(245,815)	59,845
Effect of foreign currency translation on cash and cash equivalents	266,790	280,796	(127,759)
Cash and cash equivalents, beginning of year	820,570	785,589	853,503
Cash and cash equivalents, end of year	1,500,148	820,570	785,589
Supplemental cash flow information:
Interest income received	7,560	2
Interest paid	290,745	206,842	193,738
Listing fee paid	$ 185,799	$ 1,031,485